THE LOU HOLLAND TRUST
                        One North Wacker Drive, Suite 700
                             Chicago, Illinois 60606



May 4, 2006

Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, DC  20549

Re:      Certification Pursuant to Rule 497(j)
         The Lou Holland Trust
         File Nos: 333-00935 and 811-07533

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, in lieu of a filing under Rule 497(c), I hereby certify that the form of Prospectus and Statement of Additional Information for the Trust, each dated May 1, 2006, that would have been filed under Rule 497(c), would not have differed from those contained in the most recent amendment to the Registration Statement and that such amendment was filed electronically via EDGAR on April 26, 2006.

Sincerely,

/s/ Monica Walker

Monica Walker
Secretary

cc:  Edmund J. Zaharewicz, Esq.